INCOME AND SOCIAL CONTRIBUTION TAXES - Income and Social Contribution taxes recoverable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
INCOME AND SOCIAL CONTRIBUTION TAXES
Income taxes recoverable	R$ 483,452	R$ 380,314
Social contribution taxes recoverable	35,825	31,281
Total	R$ 519,277	R$ 411,595